Investments in equity investees	12 Months Ended
Dec. 31, 2016
Investments in equity investees
Investments in equity investees

7. Investments in equity investees

The Group’s investments in equity investees comprise the following:

	As of December 31,
	2015	2016
	RMB	RMB
Investments accounted for under equity method:
Shenzhen Feng Chao Technology Ltd. (“Feng Chao”)(1)	92,468	—
ZTO Supply Chain Management Co., Ltd. (“ZTO LTL”)(2)	—	53,925
Feng Wang Investment Co., Ltd. (“Feng Wang”)(3)	50,237	49,170
Suzhou Zhongtong Express Ltd. (“Suzhou ZTO”) (Note 3)	81,538	—
Others	13,385	26,235

Total investments accounted for under the equity method	237,628	129,330

Investments accounted for under cost method:
Cai Niao Smart Logistics Network Limited (“Cai Niao”)(4)	50,000	163,419
Shenzhen Feng Chao Technology Ltd. (“Feng Chao”)(1)	—	149,230
Wheat Commune Group Inc. (“Wheat Commune)(5)	77,923	83,316
Others	11,880	11,880

Total investments accounted for under the cost method	139,803	407,845

Total investments in equity investees	377,431	537,175

(1)	Feng Chao

In June 2015, the Group entered into a subscription and contribution agreement with three other express delivery companies in PRC, to establish a new company named Feng Chao, which focuses on optimizing the delivery process, for example, by creating storage lockers for deliveries, innovating on the “last mile” delivery of express parcels. The capital contribution by the Group was RMB100 million in cash, representing 20% of the equity interest of Feng Chao. The Group has one board seat out of five of Feng Chao, and has significant influence on Feng Chao’s significant operating activities. Therefore, the investment is accounted for using the equity method. In May 2016, the Group entered into the capital increase agreement with Feng Chao, to increase its investment by RMB100,000 to maintain its equity shares in Feng Chao at 20%, which was closed in August 2016. In July 2016, to coordinate with the Feng Chao’s employee incentive plan, all the investors of Feng Chao has agreed to transfers totally 5% of equity interests of Feng Chao to the employee share holding platform. As a result, the Group agreed to sell 1% of its equity interests in Feng Chao with the consideration of RMB2,500. In November 2016, the Group quit the board seat of Feng Chao, and no longer has significant influence on Feng Chao’s significant operating activities. Thereafter, the Group accounts for this investment under cost method.

(2)	ZTO LTL

On August 22, 2016, the Group has entered into an investment agreement with ZTO LTL and Mr. Jianfa Lai to invest cash of RMB54,000 in exchange of 18% equity interest in ZTO LTL. ZTO LTL is engaged in provision of less-than-truckload transportation services in China. The principal shareholders of ZTO LTL are also the principal shareholders of the Group. Owing to the shareholders’ structure of ZTO LTL, the Group has significant influence on ZTO LTL’s significant operating activities. Therefore, the investment is accounted for using the equity method.

(3)	Feng Wang

In December 2013, the Group entered into an agreement with other three top express delivery companies in China, to establish Feng Wang, which is to invest in the upstream industries and integrate resources across the express delivery value chain. The capital contribution by the Group was RMB50 million in cash, representing 25% of the equity interest of Feng Wang. In 2015, the Group’s equity interest to Feng Wang decreased to 20% due to the additional capital contributions from other shareholders of Feng Wang.

(4)	Cai Niao

In May 2013, the Group entered into an investment agreement with several prestigious e-Commerce firms, investment corporations and delivery companies, to launch a new company named Cai Niao, which provides a platform that connects with a network of logistics providers through a proprietary logistics information system and facilitates the delivery of packages across PRC. The Group invested RMB50 million in Cai Niao, and held 1% of its equity interests. In March, 2016, the Group subscribed for an additional 30,000,000 shares for consideration of RMB106 million pursuant to the share subscription agreement dated as of March 11, 2016 during the new round of financing by Cai Niao. The additional subscription did not change the percentage of equity interest the Group held in Cai Niao.

(5)	Wheat Commune

In December 2015, the Group entered into a share purchase agreement to obtain 7.45% equity interest in Wheat Commune for US$12 million (equivalent to RMB83 million). Wheat Commune is a leading Omni-channel platform providing comprehensive campus service in more than 100 cities across the country.